CBOE VEST U.S. LARGE CAP 20% BUFFER VI FUND

Schedule of Investments			September 30, 2023 (unaudited)
					Shares	Value
2.22% MONEY MARKET FUND
	Federated Treasury Obligations Fund
	Institutional Class 5.210%(B)
	(Cost: $12,737) . . . . . . . . . . . . . . . . . . . . . . . . . .				12,737	$12,737
101.22%	OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
101.22%	OPTIONS PURCHASED
97.98%	CALL
	CALL S&P 500
	MINI INDEX(A) . . .	1	$42,317	$ 0.02	1/17/2024	$42,757
	CALL S&P 500
	MINI INDEX(A) . . .	1	42,317	0.02	3/20/2024	42,658
	CALL S&P 500
	MINI INDEX(A) . . .	1	42,317	0.02	4/17/2024	42,627
	CALL S&P 500
	MINI INDEX(A) . . .	1	42,317	0.02	5/15/2024	42,581
	CALL S&P 500
	MINI INDEX(A) . . .	1	42,317	0.02	6/18/2024	42,540
	CALL S&P 500
	MINI INDEX(A) . . .	1	42,317	0.02	7/17/2024	42,510
	CALL S&P 500
	MINI INDEX(A) . . .	2	84,634	0.02	8/21/2024	84,930
	CALL S&P 500
	MINI INDEX(A) . . .	1	42,317	0.02	9/18/2024	42,424
	CALL S&P 500
	MINI INDEX(A) . . .	1	42,317	0.02	10/18/2023	42,852
	CALL S&P 500
	MINI INDEX(A) . . .	1	42,317	0.02	11/15/2023	42,821
	CALL S&P 500
	MINI INDEX(A) . . .	1	42,317	0.02	12/20/2023	42,769
	CALL S&P 500
	MINI INDEX(A) . . .	1	42,317	0.02	2/21/2024	42,705
						554,174
3.24%	PUT
	PUT S&P 500 MINI
	INDEX(A) . . . . . . .	1	42,317	392.90	1/17/2024	481
	PUT S&P 500 MINI
	INDEX(A) . . . . . . .	1	42,317	414.75	2/21/2024	1,035

QUARTERLY REPORT

CBOE VEST U.S. LARGE CAP 20% BUFFER VI FUND

Schedule of Investments - continued					September 30, 2023 (unaudited)
		Number
		of		Notional		Exercise	Expiration
	Description	Contracts		Amount		Price	Date	Value
	PUT S&P 500 MINI
	INDEX(A) . . . . . . .	1			$42,317	$389.18	3/20/2024 $	696
	PUT S&P 500 MINI	1			42,317	415.44	4/17/2024	1,301
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	1			42,317	415.87	5/15/2024	1,435
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	1			42,317	436.56	6/18/2024	2,156
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	1			42,317	456.56	7/17/2024	3,058
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	2			84,634	440.42	8/21/2024	5,047
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	1			42,317	440.21	9/18/2024	2,600
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	1			42,317	369.51	10/18/2023	12
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	1			42,317	395.87	11/15/2023	204
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	1			42,317	387.83	12/20/2023	310
	INDEX(A) . . . . . . .
								18,335
101.22%	TOTAL OPTIONS PURCHASED
			.	. .	. . . . . . . . .	. . . . . . . . .	. . . . . . . . . . .	572,509
101.34%	TOTAL INVESTMENTS
			. .	. .	. . . . . . . . .	. . . . . . . . .	. . . . . . . . . . .
	(Cost: $552,503) . .	. . . . . . . . . .	. .	. .	. . . . . . . . .	. . . . . . . . .	. . . . . . . . . . .	573,144
-1.34%	.Liabilities in excess of other assets				. . . . . . . . .	. . . . . . . . .	. . . . . . . . . . .	(7,560)
100.00%	. . . . . .NET ASSETS	. . . . . . . . . .	. .	. .	. . . . . . . . .	. . . . . . . . .	. . . . . . . . . . .	565,584
-2.14%	OPTIONS WRITTEN

-1.37%	CALL
	CALL S&P 500
	MINI INDEX(A) . .	(1)			(42,317)	440.60	1/17/2024	(1,055)
	CALL S&P 500
	MINI INDEX(A) . .	(1)			(42,317)	470.49	2/21/2024	(287)
	CALL S&P 500
	MINI INDEX(A) . .	(1)			(42,317)	441.64	3/20/2024	(1,591)
	CALL S&P 500
	MINI INDEX(A) . .	(1)			(42,317)	466.77	4/17/2024	(695)

QUARTERLY REPORT

CBOE VEST U.S. LARGE CAP 20% BUFFER VI FUND

Schedule of Investments - continued		September 30, 2023 (unaudited)
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
CALL S&P 500					(434)
MINI INDEX(A) . .	(1)	$(42,317)	$489.60	6/18/2024 $
CALL S&P 500					(174)
MINI INDEX(A) . .	(1)	(42,317)	515.46	7/17/2024
CALL S&P 500					(1,022)
MINI INDEX(A) . .	(2)	(84,634)	498.78	8/21/2024
CALL S&P 500					(698)
MINI INDEX(A) . .	(1)	(42,317)	495.94	9/18/2024
CALL S&P 500					(53)
MINI INDEX(A) . .	(1)	(42,317)	461.18	11/15/2023
CALL S&P 500					(534)
MINI INDEX(A) . .	(1)	(42,317)	446.79	12/20/2023
CALL S&P 500					(995)
MINI INDEX(A) . .	(1)	(42,317)	463.91	5/15/2024
CALL S&P 500					(187)
MINI INDEX(A) . .	(1)	(42,317)	438.57	10/18/2023
					(7,725)
-0.77% PUT
PUT S&P 500 MINI					(71)
INDEX(A) . . . . . . .	(1)	(42,317)	314.32	1/17/2024
PUT S&P 500 MINI					(169)
INDEX(A) . . . . . . .	(1)	(42,317)	331.80	2/21/2024
PUT S&P 500 MINI					(151)
INDEX(A) . . . . . . .	(1)	(42,317)	311.34	3/20/2024
PUT S&P 500 MINI					(276)
INDEX(A) . . . . . . .	(1)	(42,317)	332.35	4/17/2024
PUT S&P 500 MINI					(331)
INDEX(A) . . . . . . .	(1)	(42,317)	332.70	5/15/2024
PUT S&P 500 MINI					(525)
INDEX(A) . . . . . . .	(1)	(42,317)	349.25	6/18/2024
PUT S&P 500 MINI					(732)
INDEX(A) . . . . . . .	(1)	(42,317)	365.26	7/17/2024
PUT S&P 500 MINI					(1,344)
INDEX(A) . . . . . . .	(2)	(84,634)	352.34	8/21/2024
PUT S&P 500 MINI					(734)
INDEX(A) . . . . . . .	(1)	(42,317)	352.18	9/18/2024
PUT S&P 500 MINI
INDEX(A) . . . . . . .	(1)	(42,317)	295.61	10/18/2023	0

QUARTERLY REPORT

CBOE VEST U.S. LARGE CAP 20% BUFFER VI FUND

Schedule of Investments - continued				September 30, 2023 (unaudited)
		Number
		of	Notional		Exercise	Expiration
	Description	Contracts	Amount		Price	Date	Value
	PUT S&P 500 MINI
	INDEX(A) . . . . . . .	(1)		$(42,317)	$316.70	11/15/2023 $	(9)
	PUT S&P 500 MINI	(1)		(42,317)	310.27	12/20/2023	(35)
	INDEX(A) . . . . . . .
							(4,377)
-2.14%	TOTAL OPTIONS WRITTEN						)
			. . . .	. . . . . . . . .	. . . . . . . . .	. . . . . . . . . . .	(12,102
99.08%	TOTAL OPTIONS

	(Cost: $539,766) . . .	. . . . . . . . . .	. . . .	. . . . . . . . .	. . . . . . . . .	. . . . . . . . . . .	560,407

(A)Non-income producing

(B)Effective 7 day yield as of September 30,2023

See Notes to Schedule of Investments

QUARTERLY REPORT

CBOE VEST U.S. LARGE CAP 20% BUFFER VI FUND

Schedule of Investments - continued	September 30, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
MONEY MARKET FUND .	$12,737	$—	$—	$12,737
PURCHASED OPTIONS .		572,509	—	572,509
TOTAL INVESTMENTS . .	$12,737	$572,509	$—	$585,246
OPTIONS WRITTEN . . . . .
	$—	$(12,102)	$—	$(12,102)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended September 30,2023.

At September 30, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $552,504 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . . . . .	$43,674
Gross unrealized depreciation . . . . . . . .	(23,034)
Net unrealized appreciation . . . . . . . . . . .	$20,640

QUARTERLY REPORT